INSURANCE BUSINESS RESULT - Summary of Insurance Business Result (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of types of insurance contracts [abstract]
Insurance revenue	$ 87,985,386	$ 33,728,136	$ 245,772,040	$ 103,142,638
Insurance service expenses from insurance contracts issued	(53,525,301)	(19,121,594)	(170,829,217)	(45,231,343)
Net income (expenses) from reinsurance contracts held	(7,180,437)	90,184	(17,567,776)	(1,037,194)
Insurance Business Result	$ 27,279,648	$ 14,696,726	$ 57,375,047	$ 56,874,101